Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	First Mining Gold Corp.
Entity Central Index Key	0001641229
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	591,997,138
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019